Movement in Restructuring Provisions (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Beginning provision	$ 200,000	$ 641,000	$ 2,000,000	$ 3,167,000
Restructuring	0	7,800,000			$ 8,796,000
Utilization	(92,000)	(441,000)	(1,359,000)	(1,167,000)
Closing provision	108,000	200,000	$ 641,000	$ 2,000,000	$ 3,167,000
Workforce Reduction [Member]
Restructuring Reserve [Roll Forward]
Beginning provision	3,097,000
Restructuring		7,753,000
Utilization	(961,000)	(4,656,000)
Closing provision	$ 2,136,000	$ 3,097,000